Stock-Based Compensation (Details) - USD ($)				1 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Mar. 03, 2022	Jun. 30, 2020
Stock-Based Compensation (Details) [Line Items]
Deferred shares granted to employees, non-employee directors and consultants			2,450,000
Price per share (in Dollars per share)			$ 0.75
Aggregate amount (in Dollars)			$ 1,837,500
Total unrecognized compensation expense (in Dollars)	$ 500,000	$ 1,000,000
2020 Share Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Ordinary shares issued				4,632,449
Total shares granted	3,936,504	3,936,504
Shares remained available for future awards	695,945